Label		Element	Value
Risk/Return:		rr_RiskReturnAbstract
Registrant Name		dei_EntityRegistrantName	TARGET PORTFOLIO TRUST
Prospectus Date		rr_ProspectusDate	Jun. 19, 2015
Prudential Small Cap Value Fund
Risk/Return:		rr_RiskReturnAbstract
Risk/Return [Heading]		rr_RiskReturnHeading	FUND SUMMARY
Objective [Heading]		rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock	The investment objective of the Fund is above-average capital appreciation.
Expense [Heading]		rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock	The tables below describe the sales charges, fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and an eligible group of related investors purchase, or agree to purchase in the future, $50,000 or more in shares of the Fund or other funds in the Prudential Investments family of funds. More information about these discounts is available from your financial professional and is explained in Reducing or Waiving Class A's and Class C’s Sales Charges on page 23 of the Fund's Prospectus and in Rights of Accumulation on page 47 of the Fund's Statement of Additional Information (SAI).
Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	November 30, 2016
Portfolio Turnover [Heading]		rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]		rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the Fund's most recent fiscal year, the Fund's portfolio turnover rate was 42% of the average value of its portfolio.
Portfolio Turnover, Rate		rr_PortfolioTurnoverRate	42.00%
Expense Breakpoint Discounts [Text]		rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and an eligible group of related investors purchase, or agree to purchase in the future, $50,000 or more in shares of the Fund or other funds in the Prudential Investments family of funds.
Expense Breakpoint, Minimum Investment Required [Amount]		rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]		rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock	The following hypothetical example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year, that the Fund's operating expenses remain the same (except that fee waivers or reimbursements, if any, are only reflected in the 1-Year figures) and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.
Expense Example by, Year, Caption [Text]		rr_ExpenseExampleByYearCaption	If Shares Are Redeemed
Expense Example, No Redemption, By Year, Caption [Text]		rr_ExpenseExampleNoRedemptionByYearCaption	If Shares Are Not Redeemed
Strategy [Heading]		rr_StrategyHeading	INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund normally invests at least 80% of its investable assets in equity and equity-related securities of small-cap companies. Equity and equity-related securities include common and preferred stock, exchange-traded funds (ETFs), securities convertible into common stock, securities having common stock characteristics, futures contracts, and other derivative instruments whose value is based on common stock, such as rights, warrants, or options to purchase common stock. The subadviser considers small cap companies to be companies with market capitalizations within the market cap range of companies included in the Russell 2000 Index or the Standard & Poor’s SmallCap 600 Index. The market capitalization within the range will vary, but as of April 30, 2015, the market capitalization of the largest company in the Russell 2000 Index was approximately $9.44 billion and the average market capitalization of companies in the Russell 2000 Index was $2.04 billion. As of May 29, 2015, the market capitalization range of the Standard & Poor’s SmallCap 600 Index was from approximately $73.02 million to approximately $1.1 billion. The term “investable assets” refers to the Fund’s net assets plus any borrowings for investment purposes. The Fund’s investable assets will be less than its total assets to the extent that it has borrowed money for non-investment purposes, such as to meet anticipated redemptions.

			The Fund invests in a diversified portfolio of small cap company stocks that the subadviser believes are attractively priced when evaluated using quantitative measures such as price-to-earnings, price-to-cash flow, and price-to-book ratios. Although the strategy emphasizes attractive valuations, the subadviser also considers other quantifiable characteristics. The emphasis placed on valuation and other factors may vary over time and with market conditions. To manage risk, the subadviser limits certain exposures such as the proportion of assets invested in an individual stock or industry. Although the strategy is primarily quantitative, the investment management team also exercises judgment when evaluating underlying data and positions recommended by its models. While most assets will typically be invested in US equity and equity-related securities, including real estate investment trusts (REITs), the Fund may also invest in foreign equity and equity-related securities.
Risk [Heading]		rr_RiskHeading	Principal Risks.
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	All investments have risks to some degree. An investment in the Fund is not guaranteed to achieve its investment objective; is not a deposit with a bank; is not insured, endorsed or guaranteed by the Federal Deposit Insurance Corporation or any other government agency; and is subject to investment risks, including possible loss of your original investment.

Market Events. Events in the financial markets have resulted in, and may continue to result in, an unusually high degree of volatility, both in non-US and US markets. This market volatility, in addition to reduced liquidity in credit and fixed-income markets, may adversely affect issuers worldwide. Furthermore, the impact of policy and legislative changes in the US and other countries may not be fully known for some time. This environment could make identifying investment risks and opportunities especially difficult for the subadviser.

Risk of Increase in Expenses. Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Fund securities can increase expenses.

Equity and Equity-Related Securities Risks. The value of a particular security could go down and you could lose money. In addition to an individual security losing value, the value of the equity markets or a sector in which the Fund invests could go down. The Fund's holdings can vary significantly from broad market indexes and the performance of the Fund can deviate from the performance of these indexes. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

Small Company Risk. Small company stocks present above-average risks. This means that when stock prices decline overall, the Fund may decline more than a broad-based securities market index. These companies usually offer a smaller range of products and services than larger companies. Smaller companies may also have limited financial resources and may lack management depth. As a result, stocks issued by smaller companies may be less liquid and fluctuate in value more than the stocks of larger, more established companies.

Value Style Risk. Since the Fund follows a value investment style, there is the risk that the value style may be out of favor for a period of time, that the market will not recognize a security's intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.

Market Risk. Securities markets are volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

Management Risk. The value of your investment may decrease if judgments by the subadviser about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements are incorrect.

Model Design Risk. QMA uses certain quantitative models to help guide its investment decisions. The design of the underlying models may be flawed or incomplete. The investment models QMA uses are based on historical and theoretical underpinnings that it believes are sound. There can be no guarantee, however, that these underpinnings will correlate with security price behavior in the manner assumed by QMA’s models. Additionally, the quantitative techniques that underlie QMA’s portfolio construction processes may fail to fully anticipate important risks.

Model Implementation Risk. While QMA strives to mitigate the likelihood of material implementation errors, it is impossible to completely eliminate the risk of error in the implementation of the computer models that guide QMA's quantitative investment processes. Additionally, it may be difficult to implement model recommendations in volatile and rapidly changing market conditions.

Real Estate Investment Trust (REIT) Risk. Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, may not be diversified geographically or by property/mortgage asset type, and are subject to heavy cash flow dependency, default by borrowers and self-liquidation. REITs may be more volatile and/or more illiquid than other types of equity securities. REITs must also meet certain requirements under the Internal Revenue Code of 1986, as amended (the “Code”) to avoid entity level tax and be eligible to pass-through certain tax attributes of their income to shareholders. REITs are consequently subject to the risk of failing to meet these requirements for favorable tax treatment and of failing to maintain their exemptions from registration under the Investment Company Act of 1940. REITs are subject to the risks of changes in the Code affecting their tax status. REITs (especially mortgage REITs) are subject to interest rate risks. REITs may incur significant amounts of leverage. The Fund will indirectly bear a portion of the expenses, including management fees, paid by each REIT in which it invests, in addition to the expenses of the Fund.

			More information about the risks of investing in the Fund appears later in the Prospectus.
Risk Lose Money [Text]		rr_RiskLoseMoney	and is subject to investment risks, including possible loss of your original investment.
Risk Not Insured Depository Institution [Text]		rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not guaranteed to achieve its investment objective; is not a deposit with a bank; is not insured, endorsed or guaranteed by the Federal Deposit Insurance Corporation or any other government agency;
Bar Chart and Performance Table [Heading]		rr_BarChartAndPerformanceTableHeading	Performance.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart shows the Fund's performance for Class Z shares for each full calendar year of operations or for the last 10 calendar years, whichever is shorter. The following table shows the average annual returns of each of the Fund’s share classes and also compares the Fund’s performance with the average annual total returns of an index or other benchmark and a group of similar mutual funds. The bar chart and table demonstrate the risk of investing in the Fund by showing how returns can change from year to year.

Past performance (before and after taxes) does not mean that the Fund will achieve similar results in the future. Updated Fund performance information is available online at www.prudentialfunds.com.

			Effective January 15, 2015, Quantitative Management Associates LLC (QMA) became the Fund’s subadviser and the Fund’s investment strategies and policies were changed. The Fund’s performance prior to January 15, 2015 is not attributable to QMA and is based on its former investment strategies and policies.
Performance Information Illustrates Variability of Returns [Text]		rr_PerformanceInformationIllustratesVariabilityOfReturns	The following table shows the average annual returns of each of the Fund’s share classes and also compares the Fund’s performance with the average annual total returns of an index or other benchmark and a group of similar mutual funds. The bar chart and table demonstrate the risk of investing in the Fund by showing how returns can change from year to year.
Performance Availability Website Address [Text]		rr_PerformanceAvailabilityWebSiteAddress	www.prudentialfunds.com
Performance Past Does Not Indicate Future [Text]		rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not mean that the Fund will achieve similar results in the future.
Bar Chart [Heading]		rr_BarChartHeading	Annual Total Returns (Class Z Shares)[1]
Bar Chart Does Not Reflect Sales Loads [Text]		rr_BarChartDoesNotReflectSalesLoads	These annual total returns do not include sales charges. If the sales charges were included, the annual total returns would be lower than those shown.
Bar Chart Footnotes [Text Block]		rr_BarChartFootnotesTextBlock	Note: Effective as of June 19, 2015, the Fund’s Class T shares were re-named as Class Z shares.
Bar Chart Closing [Text Block]		rr_BarChartClosingTextBlock
Best Quarter:	Worst Quarter:
18.74%	-22.11%
3rd Quarter 2009	4th Quarter 2008

Performance Table Heading		rr_PerformanceTableHeading	Average Annual Total Returns % (including sales charges) (as of 12/31/2014)
Performance Table Uses Highest Federal Rate		rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred		rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]		rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for the indicated share class. After-tax returns for other classes will vary due to differing sales charges and expenses.
Performance Table Narrative		rr_PerformanceTableNarrativeTextBlock	° After-tax returns are calculated using the historical highest individual federal marginal tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for the indicated share class. After-tax returns for other classes will vary due to differing sales charges and expenses.
Prudential Small Cap Value Fund | Class A
Risk/Return:		rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum deferred sales charge (load)		rr_MaximumDeferredSalesChargeOverOther	1.00%
Maximum sales charge (load) imposed on reinvested dividends and other distributions		rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption fee		rr_RedemptionFeeOverRedemption	none
Exchange fee		rr_ExchangeFeeOverRedemption	none
Maximum account fee (accounts under $10,000)		rr_MaximumAccountFee	$ 15
Management Fees		rr_ManagementFeesOverAssets	0.60%
+Distribution and service (12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	0.30%
+Other expenses		rr_OtherExpensesOverAssets	0.09%
=Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	0.99%
– Distribution Fee waiver and/or expense reimbursement		rr_FeeWaiverOrReimbursementOverAssets	(0.06%)
= Total Annual Fund Operating Expenses after fee waiver and/or expense reimbursement	[1]	rr_NetExpensesOverAssets	0.93%
1 Year		rr_ExpenseExampleYear01	$ 640
3 Years		rr_ExpenseExampleYear03	842
5 Years		rr_ExpenseExampleYear05	1,061
10 Years		rr_ExpenseExampleYear10	1,691
1 Year		rr_ExpenseExampleNoRedemptionYear01	640
3 Years		rr_ExpenseExampleNoRedemptionYear03	842
5 Years		rr_ExpenseExampleNoRedemptionYear05	1,061
10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 1,691
One Year		rr_AverageAnnualReturnYear01
Five Years		rr_AverageAnnualReturnYear05
Ten Years		rr_AverageAnnualReturnYear10
Since Inception		rr_AverageAnnualReturnSinceInception
Prudential Small Cap Value Fund | Class C
Risk/Return:		rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load)		rr_MaximumDeferredSalesChargeOverOther	1.00%
Maximum sales charge (load) imposed on reinvested dividends and other distributions		rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption fee		rr_RedemptionFeeOverRedemption	none
Exchange fee		rr_ExchangeFeeOverRedemption	none
Maximum account fee (accounts under $10,000)		rr_MaximumAccountFee	$ 15
Management Fees		rr_ManagementFeesOverAssets	0.60%
+Distribution and service (12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	1.00%
+Other expenses		rr_OtherExpensesOverAssets	0.09%
=Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	1.69%
– Distribution Fee waiver and/or expense reimbursement		rr_FeeWaiverOrReimbursementOverAssets	(0.01%)
= Total Annual Fund Operating Expenses after fee waiver and/or expense reimbursement	[1]	rr_NetExpensesOverAssets	1.68%
1 Year		rr_ExpenseExampleYear01	$ 271
3 Years		rr_ExpenseExampleYear03	532
5 Years		rr_ExpenseExampleYear05	917
10 Years		rr_ExpenseExampleYear10	1,997
1 Year		rr_ExpenseExampleNoRedemptionYear01	171
3 Years		rr_ExpenseExampleNoRedemptionYear03	532
5 Years		rr_ExpenseExampleNoRedemptionYear05	917
10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 1,997
One Year		rr_AverageAnnualReturnYear01
Five Years		rr_AverageAnnualReturnYear05
Ten Years		rr_AverageAnnualReturnYear10
Since Inception		rr_AverageAnnualReturnSinceInception
Prudential Small Cap Value Fund | Class Q
Risk/Return:		rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load)		rr_MaximumDeferredSalesChargeOverOther	none
Maximum sales charge (load) imposed on reinvested dividends and other distributions		rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption fee		rr_RedemptionFeeOverRedemption	none
Exchange fee		rr_ExchangeFeeOverRedemption	none
Maximum account fee (accounts under $10,000)		rr_MaximumAccountFee	none
Management Fees		rr_ManagementFeesOverAssets	0.60%
+Distribution and service (12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	none
+Other expenses		rr_OtherExpensesOverAssets	0.04%
=Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	0.64%
– Distribution Fee waiver and/or expense reimbursement		rr_FeeWaiverOrReimbursementOverAssets	none
= Total Annual Fund Operating Expenses after fee waiver and/or expense reimbursement	[1]	rr_NetExpensesOverAssets	0.64%
1 Year		rr_ExpenseExampleYear01	$ 65
3 Years		rr_ExpenseExampleYear03	205
5 Years		rr_ExpenseExampleYear05	357
10 Years		rr_ExpenseExampleYear10	798
1 Year		rr_ExpenseExampleNoRedemptionYear01	65
3 Years		rr_ExpenseExampleNoRedemptionYear03	205
5 Years		rr_ExpenseExampleNoRedemptionYear05	357
10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 798
One Year		rr_AverageAnnualReturnYear01
Five Years		rr_AverageAnnualReturnYear05
Ten Years		rr_AverageAnnualReturnYear10
Since Inception		rr_AverageAnnualReturnSinceInception
Prudential Small Cap Value Fund | Class R
Risk/Return:		rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load)		rr_MaximumDeferredSalesChargeOverOther	none
Maximum sales charge (load) imposed on reinvested dividends and other distributions		rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption fee		rr_RedemptionFeeOverRedemption	none
Exchange fee		rr_ExchangeFeeOverRedemption	none
Maximum account fee (accounts under $10,000)		rr_MaximumAccountFee	none
Management Fees		rr_ManagementFeesOverAssets	0.60%
+Distribution and service (12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	0.75%
+Other expenses		rr_OtherExpensesOverAssets	0.09%
=Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	1.44%
– Distribution Fee waiver and/or expense reimbursement		rr_FeeWaiverOrReimbursementOverAssets	(0.26%)
= Total Annual Fund Operating Expenses after fee waiver and/or expense reimbursement	[1]	rr_NetExpensesOverAssets	1.18%
1 Year		rr_ExpenseExampleYear01	$ 120
3 Years		rr_ExpenseExampleYear03	430
5 Years		rr_ExpenseExampleYear05	762
10 Years		rr_ExpenseExampleYear10	1,702
1 Year		rr_ExpenseExampleNoRedemptionYear01	120
3 Years		rr_ExpenseExampleNoRedemptionYear03	430
5 Years		rr_ExpenseExampleNoRedemptionYear05	762
10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 1,702
One Year		rr_AverageAnnualReturnYear01	5.37%
Five Years		rr_AverageAnnualReturnYear05	14.52%
Ten Years		rr_AverageAnnualReturnYear10
Since Inception		rr_AverageAnnualReturnSinceInception	8.40%
Inception Date		rr_AverageAnnualReturnInceptionDate	Aug. 22, 2006
Prudential Small Cap Value Fund | Class Z
Risk/Return:		rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load)		rr_MaximumDeferredSalesChargeOverOther	none
Maximum sales charge (load) imposed on reinvested dividends and other distributions		rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption fee		rr_RedemptionFeeOverRedemption	none
Exchange fee		rr_ExchangeFeeOverRedemption	none
Maximum account fee (accounts under $10,000)		rr_MaximumAccountFee	none
Management Fees		rr_ManagementFeesOverAssets	0.60%
+Distribution and service (12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	none
+Other expenses		rr_OtherExpensesOverAssets	0.09%
=Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	0.69%
– Distribution Fee waiver and/or expense reimbursement		rr_FeeWaiverOrReimbursementOverAssets	(0.01%)
= Total Annual Fund Operating Expenses after fee waiver and/or expense reimbursement	[1]	rr_NetExpensesOverAssets	0.68%
1 Year		rr_ExpenseExampleYear01	$ 69
3 Years		rr_ExpenseExampleYear03	220
5 Years		rr_ExpenseExampleYear05	383
10 Years		rr_ExpenseExampleYear10	858
1 Year		rr_ExpenseExampleNoRedemptionYear01	69
3 Years		rr_ExpenseExampleNoRedemptionYear03	220
5 Years		rr_ExpenseExampleNoRedemptionYear05	383
10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 858
2005	[2]	rr_AnnualReturn2005	10.10%
2006	[2]	rr_AnnualReturn2006	17.72%
2007	[2]	rr_AnnualReturn2007	0.52%
2008	[2]	rr_AnnualReturn2008	(27.45%)
2009	[2]	rr_AnnualReturn2009	26.69%
2010	[2]	rr_AnnualReturn2010	23.63%
2011	[2]	rr_AnnualReturn2011	(0.48%)
2012	[2]	rr_AnnualReturn2012	14.14%
2013	[2]	rr_AnnualReturn2013	35.87%
2014	[2]	rr_AnnualReturn2014	5.89%
Year to Date Return, Label		rr_YearToDateReturnLabel	The total annual return of Class Z shares from January 1, 2015 through March 31, 2015
Bar Chart, Year to Date Return, Date		rr_BarChartYearToDateReturnDate	Mar. 31, 2015
Bar Chart, Year to Date Return		rr_BarChartYearToDateReturn	2.70%
Highest Quarterly Return, Label		rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date		rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return		rr_BarChartHighestQuarterlyReturn	18.74%
Lowest Quarterly Return, Label		rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date		rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return		rr_BarChartLowestQuarterlyReturn	(22.11%)
One Year		rr_AverageAnnualReturnYear01	5.89%
Five Years		rr_AverageAnnualReturnYear05	15.10%
Ten Years		rr_AverageAnnualReturnYear10	9.24%
Since Inception		rr_AverageAnnualReturnSinceInception
Prudential Small Cap Value Fund | Return After Taxes on Distributions | Class Z
Risk/Return:		rr_RiskReturnAbstract
One Year		rr_AverageAnnualReturnYear01	3.31%
Five Years		rr_AverageAnnualReturnYear05	13.71%
Ten Years		rr_AverageAnnualReturnYear10	7.81%
Since Inception		rr_AverageAnnualReturnSinceInception
Prudential Small Cap Value Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class Z
Risk/Return:		rr_RiskReturnAbstract
One Year		rr_AverageAnnualReturnYear01	5.31%
Five Years		rr_AverageAnnualReturnYear05	12.10%
Ten Years		rr_AverageAnnualReturnYear10	7.39%
Since Inception		rr_AverageAnnualReturnSinceInception
Prudential Small Cap Value Fund | Russell 2000 Value Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:		rr_RiskReturnAbstract
One Year		rr_AverageAnnualReturnYear01	4.22%
Five Years		rr_AverageAnnualReturnYear05	14.26%
Ten Years		rr_AverageAnnualReturnYear10	6.89%
Since Inception		rr_AverageAnnualReturnSinceInception
Prudential Small Cap Value Fund | Russell 2000 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:		rr_RiskReturnAbstract
One Year		rr_AverageAnnualReturnYear01	4.89%
Five Years		rr_AverageAnnualReturnYear05	15.55%
Ten Years		rr_AverageAnnualReturnYear10	7.77%
Since Inception		rr_AverageAnnualReturnSinceInception
Prudential Small Cap Value Fund | Lipper Small-Cap Value Funds Average (reflects no deduction for sales charges or taxes)
Risk/Return:		rr_RiskReturnAbstract
One Year		rr_AverageAnnualReturnYear01	3.49%
Five Years		rr_AverageAnnualReturnYear05	14.45%
Ten Years		rr_AverageAnnualReturnYear10	7.45%
Since Inception		rr_AverageAnnualReturnSinceInception

[1]	The distributor of the Fund has contractually agreed through November 30, 2016 to reduce its distribution and service (12b-1) fees for the Fund's Class A shares to .25% of the average daily net assets of the Class A shares of the Fund. Additionally, the distributor of the Fund has contractually agreed through November 30, 2016 to reduce its distribution and service (12b-1) fees for the Fund's Class R shares to .50% of the average daily net assets of the Class R shares of the Fund. Additionally, PI has entered into an agreement that will waive fees in an amount up to 0.01% of the Fund’s average daily net assets through November 30, 2016, to the extent that the Fund’s net annual operating expenses and acquired fund fees and expenses (exclusive of taxes, interest, distribution and service (12b-1) fees and certain extraordinary expenses) exceed 0.68% of the Fund’s average daily net assets on an annualized basis. These waivers may not be terminated by the distributor prior to November 30, 2016 without the approval of the Fund's Board of Trustees.
[2]	These annual total returns do not include sales charges. If the sales charges were included, the annual total returns would be lower than those shown. The total annual return of Class Z shares from January 1, 2015 through March 31, 2015 was 2.70%.